DEFERRED INCOME TAX - Disclosure of components of the deferred tax liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	$ (31,720)	$ 0
Property, Plant And Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	(96,871)	(81,924)
Decommissioning Obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	5,316	6,801
Lease Liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	1,179	903
Share And Debt Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	(1,225)	(980)
Foreign Exchange [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	294	(505)
Unrealized Loss On Risk Management Contracts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	(2,761)	6,004
Charitable Donations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	167	160
Non-capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	62,181	101,621
Deferred Income Tax Asset Not Recognized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	$ 0	$ (32,080)